Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

January 31, 2020

MCX-QTLY-0320
1.929302.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	1,859,001	$25,393,954
GCI Liberty, Inc. (a)	167,700	12,272,286
Zayo Group Holdings, Inc. (a)	385,424	13,393,484
		51,059,724
Entertainment - 0.8%
Cinemark Holdings, Inc.	182,838	5,761,225
Lions Gate Entertainment Corp.:
Class A (a)(b)	88,482	878,626
Class B (a)	193,099	1,801,614
Live Nation Entertainment, Inc. (a)	220,371	15,020,487
Roku, Inc. Class A (a)	145,836	17,638,864
Spotify Technology SA (a)	201,567	28,481,417
Take-Two Interactive Software, Inc. (a)	191,716	23,895,482
The Madison Square Garden Co. (a)	31,702	9,389,815
World Wrestling Entertainment, Inc. Class A (b)	74,892	3,660,721
Zynga, Inc. (a)	1,465,461	8,822,075
		115,350,326
Interactive Media & Services - 0.7%
IAC/InterActiveCorp (a)	126,949	30,923,507
Match Group, Inc. (a)(b)	92,076	7,202,185
TripAdvisor, Inc.	178,930	4,888,368
Twitter, Inc. (a)	1,299,437	42,205,714
Zillow Group, Inc.:
Class A (a)	94,843	4,381,747
Class C (a)(b)	215,293	9,948,690
		99,550,211
Media - 2.2%
Altice U.S.A., Inc. Class A (a)	515,282	14,098,116
AMC Networks, Inc. Class A (a)	71,744	2,625,113
Cable One, Inc.	7,457	12,706,952
CBS Corp.:
Class A	13,470	511,591
Class B	921,582	31,453,594
Discovery Communications, Inc.:
Class A (a)(b)	264,660	7,743,952
Class C (non-vtg.) (a)	577,711	16,043,034
DISH Network Corp. Class A (a)	443,785	16,313,537
Fox Corp.:
Class A	597,902	22,170,206
Class B	279,414	10,151,111
Interpublic Group of Companies, Inc.	658,479	14,947,473
John Wiley & Sons, Inc. Class A	74,027	3,229,058
Liberty Broadband Corp.:
Class A (a)	41,637	5,479,013
Class C (a)	180,239	23,959,170
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	338,751	15,850,159
Liberty Media Class A (a)	41,132	1,832,431
Liberty SiriusXM Series A (a)	144,094	6,998,646
Liberty SiriusXM Series C (a)	263,590	12,921,182
News Corp.:
Class A	661,587	9,010,815
Class B	202,182	2,824,483
Nexstar Broadcasting Group, Inc. Class A	76,444	9,261,191
Omnicom Group, Inc.	368,543	27,754,973
Sinclair Broadcast Group, Inc. Class A	104,090	3,114,373
Sirius XM Holdings, Inc.	2,337,066	16,523,057
The New York Times Co. Class A	277,028	8,867,666
		296,390,896
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	962,637	4,206,724
Telephone & Data Systems, Inc.	170,409	3,864,876
U.S. Cellular Corp. (a)	26,401	845,360
		8,916,960

TOTAL COMMUNICATION SERVICES		571,268,117

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.6%
Aptiv PLC	439,818	37,292,168
BorgWarner, Inc.	353,715	12,128,887
Gentex Corp.	432,392	12,872,310
Lear Corp.	104,106	12,823,777
The Goodyear Tire & Rubber Co.	394,335	5,177,619
		80,294,761
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	261,213	8,724,514
Thor Industries, Inc. (b)	90,357	7,275,546
		16,000,060
Distributors - 0.4%
Genuine Parts Co.	240,508	22,504,334
LKQ Corp. (a)	525,000	17,159,625
Pool Corp.	65,692	14,406,256
		54,070,215
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	98,102	16,062,240
Frontdoor, Inc. (a)	144,396	6,148,382
Graham Holdings Co.	7,130	3,915,939
Grand Canyon Education, Inc. (a)	81,187	6,355,318
H&R Block, Inc.	343,375	7,966,300
Service Corp. International	302,645	14,511,828
ServiceMaster Global Holdings, Inc. (a)	232,776	8,391,575
		63,351,582
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	417,576	18,431,805
Caesars Entertainment Corp. (a)	982,660	13,432,962
Chipotle Mexican Grill, Inc. (a)	43,677	37,857,477
Choice Hotels International, Inc.	57,395	5,750,979
Darden Restaurants, Inc.	210,058	24,457,053
Domino's Pizza, Inc.	69,933	19,703,623
Dunkin' Brands Group, Inc.	140,937	11,005,770
Extended Stay America, Inc. unit	309,425	3,997,771
Hilton Grand Vacations, Inc. (a)	147,040	4,692,046
Hilton Worldwide Holdings, Inc.	475,849	51,296,522
Hyatt Hotels Corp. Class A	61,394	5,190,249
International Game Technology PLC (b)	166,088	2,240,527
MGM Mirage, Inc.	850,565	26,418,549
Norwegian Cruise Line Holdings Ltd. (a)	362,234	19,506,301
Planet Fitness, Inc. (a)	139,992	11,309,954
Royal Caribbean Cruises Ltd.	292,996	34,303,972
Six Flags Entertainment Corp.	136,314	5,197,653
Vail Resorts, Inc.	68,607	16,089,028
Wendy's Co.	315,686	6,840,916
Wyndham Destinations, Inc.	152,950	7,422,664
Wyndham Hotels & Resorts, Inc.	160,005	9,147,486
Wynn Resorts Ltd.	166,942	21,061,403
Yum China Holdings, Inc.	618,642	26,644,911
		381,999,621
Household Durables - 1.5%
D.R. Horton, Inc.	573,559	33,954,693
Garmin Ltd.	247,796	24,023,822
Leggett & Platt, Inc.	224,252	10,672,153
Lennar Corp.:
Class A	470,694	31,235,254
Class B	26,159	1,373,609
Mohawk Industries, Inc. (a)	100,599	13,246,876
Newell Brands, Inc.	648,364	12,662,549
NVR, Inc. (a)	5,578	21,291,059
PulteGroup, Inc.	430,458	19,219,950
Tempur Sealy International, Inc. (a)	77,452	7,096,152
Toll Brothers, Inc.	221,285	9,816,203
Whirlpool Corp.	105,784	15,462,447
		200,054,767
Internet & Direct Marketing Retail - 0.4%
Etsy, Inc. (a)	201,248	9,822,915
Expedia, Inc.	236,486	25,646,907
GrubHub, Inc. (a)(b)	155,713	8,431,859
Liberty Interactive Corp. QVC Group Series A (a)	655,488	5,591,313
Wayfair LLC Class A (a)(b)	107,775	10,098,518
		59,591,512
Leisure Products - 0.3%
Brunswick Corp.	138,322	8,693,538
Hasbro, Inc.	215,502	21,953,189
Mattel, Inc. (a)(b)	584,592	8,552,581
Polaris, Inc.	97,856	8,987,095
		48,186,403
Multiline Retail - 1.0%
Dollar General Corp.	443,113	67,977,965
Dollar Tree, Inc. (a)	402,872	35,078,065
Kohl's Corp.	271,064	11,587,986
Macy's, Inc. (b)	526,012	8,389,891
Nordstrom, Inc. (b)	185,057	6,821,201
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	89,450	4,744,428
		134,599,536
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	113,092	14,899,871
AutoNation, Inc. (a)	91,479	3,882,369
AutoZone, Inc. (a)	40,522	42,870,655
Best Buy Co., Inc.	384,894	32,596,673
Burlington Stores, Inc. (a)	111,680	24,287,050
CarMax, Inc. (a)	280,632	27,232,529
Carvana Co. Class A (a)(b)	76,781	6,084,894
Dick's Sporting Goods, Inc. (b)	108,146	4,783,298
Five Below, Inc. (a)	93,570	10,593,995
Floor & Decor Holdings, Inc. Class A (a)	117,318	5,784,951
Foot Locker, Inc.	182,112	6,914,793
Gap, Inc.	370,712	6,454,096
L Brands, Inc.	389,809	9,027,976
O'Reilly Automotive, Inc. (a)	127,269	51,683,941
Penske Automotive Group, Inc.	58,022	2,725,293
Tiffany & Co., Inc.	206,306	27,649,130
Tractor Supply Co.	203,704	18,934,287
Ulta Beauty, Inc. (a)	96,243	25,784,462
Urban Outfitters, Inc. (a)	116,887	2,992,307
Williams-Sonoma, Inc.	133,579	9,361,216
		334,543,786
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	242,243	7,257,600
Carter's, Inc.	74,179	7,868,167
Columbia Sportswear Co.	50,311	4,725,209
Hanesbrands, Inc.	613,534	8,442,228
lululemon athletica, Inc. (a)	201,547	48,248,336
PVH Corp.	125,709	10,958,054
Ralph Lauren Corp.	83,946	9,527,871
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	224,925	8,409,946
Tapestry, Inc.	471,914	12,161,224
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	321,571	6,489,303
Class C (non-vtg.) (a)	329,641	5,920,352
		130,008,290

TOTAL CONSUMER DISCRETIONARY		1,502,700,533

CONSUMER STAPLES - 4.0%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	76,601	4,923,146
Class B (non-vtg.)	293,922	19,880,884
Molson Coors Beverage Co. Class B	297,270	16,522,267
		41,326,297
Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	62,456	10,046,672
Grocery Outlet Holding Corp. (b)	54,675	1,790,060
Kroger Co.	1,357,992	36,475,665
Sprouts Farmers Market LLC (a)	199,795	3,122,796
U.S. Foods Holding Corp. (a)	372,438	14,960,834
		66,396,027
Food Products - 2.6%
Archer Daniels Midland Co.	951,515	42,589,811
Beyond Meat, Inc. (b)	81,144	8,959,920
Bunge Ltd.	235,111	12,326,870
Campbell Soup Co.	285,548	13,817,668
Conagra Brands, Inc.	823,973	27,125,191
Flowers Foods, Inc.	333,252	7,174,916
Hormel Foods Corp.	474,747	22,436,543
Ingredion, Inc.	113,996	10,031,648
Kellogg Co.	420,378	28,673,983
Lamb Weston Holdings, Inc.	249,331	22,766,414
McCormick & Co., Inc. (non-vtg.)	209,558	34,235,490
Pilgrim's Pride Corp. (a)	90,984	2,370,133
Post Holdings, Inc. (a)	110,878	11,594,512
Seaboard Corp.	440	1,696,468
The Hain Celestial Group, Inc. (a)	141,079	3,415,523
The Hershey Co.	246,568	38,259,957
The J.M. Smucker Co.	187,846	19,462,724
TreeHouse Foods, Inc. (a)	94,277	4,204,754
Tyson Foods, Inc. Class A	491,532	40,615,289
		351,757,814
Household Products - 0.5%
Church & Dwight Co., Inc.	420,428	31,204,166
Clorox Co.	215,190	33,851,539
Energizer Holdings, Inc.	106,628	4,932,611
Spectrum Brands Holdings, Inc.	71,097	4,366,067
		74,354,383
Personal Products - 0.1%
Coty, Inc. Class A	490,216	5,029,616
Herbalife Nutrition Ltd. (a)	170,023	6,605,394
Nu Skin Enterprises, Inc. Class A	93,560	3,049,120
		14,684,130

TOTAL CONSUMER STAPLES		548,518,651

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Apergy Corp. (a)	131,316	3,395,832
Baker Hughes, A GE Co. Class A	1,112,079	24,087,631
Halliburton Co.	1,486,856	32,428,329
Helmerich & Payne, Inc.	182,178	7,387,318
National Oilwell Varco, Inc.	659,138	13,584,834
Patterson-UTI Energy, Inc.	325,510	2,584,549
Transocean Ltd. (United States) (a)(b)	992,470	4,525,663
		87,994,156
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream GP LP (b)	431,885	2,176,700
Antero Resources Corp. (a)(b)	445,244	823,701
Apache Corp.	641,187	17,594,171
Cabot Oil & Gas Corp.	687,210	9,682,789
Centennial Resource Development, Inc. Class A (a)	326,270	1,063,640
Cheniere Energy, Inc. (a)	393,650	23,319,826
Chesapeake Energy Corp. (a)(b)	2,230,005	1,141,317
Cimarex Energy Co.	170,833	7,497,860
Concho Resources, Inc.	339,942	25,760,805
Continental Resources, Inc.	145,663	3,964,947
Devon Energy Corp.	654,207	14,209,376
Diamondback Energy, Inc.	273,313	20,334,487
EQT Corp.	432,949	2,619,341
Equitrans Midstream Corp.	346,112	3,346,903
Hess Corp.	459,124	25,972,645
HollyFrontier Corp.	255,131	11,460,485
Kosmos Energy Ltd.	617,442	3,155,129
Marathon Oil Corp.	1,370,263	15,579,890
Murphy Oil Corp.	254,074	5,325,391
Noble Energy, Inc.	809,152	15,996,935
ONEOK, Inc.	702,541	52,599,245
Parsley Energy, Inc. Class A (b)	510,111	8,488,247
PBF Energy, Inc. Class A	203,141	5,545,749
Pioneer Natural Resources Co.	281,398	37,988,730
Range Resources Corp. (b)	350,049	1,050,147
Targa Resources Corp.	390,997	14,271,391
The Williams Companies, Inc.	2,073,849	42,907,936
WPX Energy, Inc. (a)	704,287	8,416,230
		382,294,013

TOTAL ENERGY		470,288,169

FINANCIALS - 12.7%
Banks - 3.5%
Associated Banc-Corp.	267,182	5,324,937
Bank of Hawaii Corp.	67,345	6,034,112
Bank OZK	207,834	5,648,928
BankUnited, Inc.	159,089	5,249,937
BOK Financial Corp.	54,849	4,327,586
CIT Group, Inc.	160,822	7,351,174
Citizens Financial Group, Inc.	742,865	27,694,007
Comerica, Inc.	245,229	14,998,206
Commerce Bancshares, Inc.	172,682	11,683,664
Cullen/Frost Bankers, Inc.	96,082	8,566,671
East West Bancorp, Inc.	247,951	11,366,074
Fifth Third Bancorp	1,210,536	34,439,749
First Citizens Bancshares, Inc.	11,874	6,255,461
First Hawaiian, Inc.	224,316	6,518,623
First Horizon National Corp.	523,889	8,382,224
First Republic Bank	283,942	31,483,489
FNB Corp., Pennsylvania	550,492	6,424,242
Huntington Bancshares, Inc.	1,757,708	23,852,098
KeyCorp	1,674,223	31,324,712
M&T Bank Corp.	224,873	37,895,598
PacWest Bancorp	199,978	7,009,229
Peoples United Financial, Inc.	749,386	11,555,532
Pinnacle Financial Partners, Inc.	128,044	7,562,279
Popular, Inc.	161,955	9,063,002
Prosperity Bancshares, Inc.	157,784	11,076,437
Regions Financial Corp.	1,651,769	25,718,043
Signature Bank	90,392	12,825,721
Sterling Bancorp	339,295	6,785,900
SVB Financial Group (a)	88,861	21,355,964
Synovus Financial Corp.	238,254	8,343,655
TCF Financial Corp.	257,344	10,880,504
Texas Capital Bancshares, Inc. (a)	86,029	4,728,154
Umpqua Holdings Corp.	376,787	6,367,700
Webster Financial Corp.	156,281	7,010,766
Western Alliance Bancorp.	161,538	8,921,744
Wintrust Financial Corp.	96,052	6,078,171
Zions Bancorp NA	288,771	13,136,193
		473,240,486
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	83,404	6,659,809
Ameriprise Financial, Inc.	216,215	35,764,123
BGC Partners, Inc. Class A	501,842	2,895,628
Cboe Global Markets, Inc.	189,126	23,304,106
E*TRADE Financial Corp.	386,954	16,491,979
Eaton Vance Corp. (non-vtg.)	187,252	8,566,779
Evercore, Inc. Class A	65,764	5,038,838
FactSet Research Systems, Inc.	63,963	18,300,454
Franklin Resources, Inc.	471,834	11,937,400
Interactive Brokers Group, Inc.	127,315	5,983,805
Invesco Ltd.	651,240	11,266,452
Janus Henderson Group PLC	267,754	6,766,144
Lazard Ltd. Class A	173,210	7,267,892
Legg Mason, Inc.	146,672	5,742,209
LPL Financial	137,362	12,655,161
MarketAxess Holdings, Inc.	62,875	22,269,068
Morningstar, Inc.	33,359	5,233,694
MSCI, Inc.	140,531	40,163,760
Northern Trust Corp.	332,772	32,548,429
Raymond James Financial, Inc.	212,573	19,435,549
SEI Investments Co.	217,014	14,162,334
State Street Corp.	620,173	46,903,684
T. Rowe Price Group, Inc.	389,287	51,981,493
The NASDAQ OMX Group, Inc.	195,748	22,796,812
Virtu Financial, Inc. Class A	85,782	1,431,702
		435,567,304
Consumer Finance - 0.9%
Ally Financial, Inc.	651,210	20,858,256
Credit Acceptance Corp. (a)	17,863	7,662,870
Discover Financial Services	534,592	40,163,897
Navient Corp.	333,291	4,792,725
OneMain Holdings, Inc.	111,792	4,736,627
Santander Consumer U.S.A. Holdings, Inc.	174,423	4,643,140
SLM Corp.	718,428	7,845,234
Synchrony Financial	1,103,020	35,748,878
		126,451,627
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	708,561	17,019,635
Jefferies Financial Group, Inc.	452,450	9,791,018
Voya Financial, Inc.	229,324	13,697,523
		40,508,176
Insurance - 4.0%
Alleghany Corp. (a)	23,893	19,058,490
American Financial Group, Inc.	125,563	13,659,999
American National Insurance Co.	12,683	1,397,159
Arch Capital Group Ltd. (a)	654,214	28,890,090
Arthur J. Gallagher & Co.	313,995	32,206,467
Assurant, Inc.	103,253	13,480,712
Assured Guaranty Ltd.	159,299	7,302,266
Athene Holding Ltd. (a)	244,627	10,655,952
Axis Capital Holdings Ltd.	140,708	9,040,489
Brighthouse Financial, Inc. (a)	183,770	7,148,653
Brown & Brown, Inc.	401,909	18,045,714
Cincinnati Financial Corp.	259,930	27,279,654
CNA Financial Corp.	48,193	2,150,854
Erie Indemnity Co. Class A	42,158	7,019,307
Everest Re Group Ltd.	68,647	18,985,701
First American Financial Corp.	186,120	11,535,718
FNF Group	451,142	21,993,173
Globe Life, Inc.	182,315	19,008,162
Hanover Insurance Group, Inc.	67,277	9,323,247
Hartford Financial Services Group, Inc.	614,964	36,455,066
Kemper Corp.	107,426	7,994,643
Lincoln National Corp.	342,056	18,635,211
Loews Corp.	437,075	22,487,509
Markel Corp. (a)	23,150	27,154,256
Mercury General Corp.	46,696	2,292,307
Old Republic International Corp.	480,742	10,840,732
Primerica, Inc.	69,997	8,298,844
Principal Financial Group, Inc.	471,750	24,979,163
Reinsurance Group of America, Inc.	106,663	15,364,805
RenaissanceRe Holdings Ltd.	74,359	14,086,569
Unum Group	352,147	9,398,803
W.R. Berkley Corp.	245,222	18,031,174
White Mountains Insurance Group Ltd.	5,286	5,905,625
Willis Group Holdings PLC	220,337	46,555,005
		546,661,519
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	924,366	17,183,964
Annaly Capital Management, Inc.	2,449,838	23,910,419
Chimera Investment Corp.	316,875	6,717,750
MFA Financial, Inc.	761,203	5,937,383
New Residential Investment Corp.	705,807	11,815,209
Starwood Property Trust, Inc.	466,026	11,958,227
Two Harbors Investment Corp.	461,640	7,044,626
		84,567,578
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. (a)	13,118	4,082,322
MGIC Investment Corp.	592,308	8,167,927
New York Community Bancorp, Inc.	771,498	8,532,768
TFS Financial Corp.	82,761	1,690,807
		22,473,824

TOTAL FINANCIALS		1,729,470,514

HEALTH CARE - 10.2%
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	102,092	4,974,943
Alkermes PLC (a)	264,990	4,613,476
Alnylam Pharmaceuticals, Inc. (a)	180,730	20,745,997
BioMarin Pharmaceutical, Inc. (a)	305,119	25,477,437
bluebird bio, Inc. (a)(b)	93,749	7,470,858
Exact Sciences Corp. (a)	238,573	22,254,089
Exelixis, Inc. (a)	510,264	8,776,541
Incyte Corp. (a)	303,191	22,154,166
Ionis Pharmaceuticals, Inc. (a)	218,706	12,754,934
Moderna, Inc. (a)(b)	354,108	7,262,755
Neurocrine Biosciences, Inc. (a)	154,437	15,456,055
Sage Therapeutics, Inc. (a)	87,018	5,767,553
Sarepta Therapeutics, Inc. (a)	120,543	13,978,166
Seattle Genetics, Inc. (a)	196,290	21,275,873
United Therapeutics Corp. (a)	73,502	7,178,940
		200,141,783
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	75,752	14,111,840
Align Technology, Inc. (a)	133,212	34,248,805
Cantel Medical Corp.	64,071	4,168,459
Dentsply Sirona, Inc.	380,405	21,302,680
DexCom, Inc. (a)	154,650	37,231,988
Envista Holdings Corp. (a)	245,995	7,278,992
Hill-Rom Holdings, Inc.	114,129	12,153,597
Hologic, Inc. (a)	454,613	24,330,888
ICU Medical, Inc. (a)	32,841	5,992,497
IDEXX Laboratories, Inc. (a)	145,140	39,334,391
Insulet Corp. (a)	101,387	19,673,133
Integra LifeSciences Holdings Corp. (a)	120,601	6,637,879
Masimo Corp. (a)	80,428	13,721,017
Penumbra, Inc. (a)	53,686	9,419,746
ResMed, Inc.	242,528	38,554,676
STERIS PLC	143,112	21,565,547
Teleflex, Inc.	78,855	29,295,421
The Cooper Companies, Inc.	83,140	28,840,435
Varian Medical Systems, Inc. (a)	155,231	21,820,822
West Pharmaceutical Services, Inc.	124,747	19,454,295
Zimmer Biomet Holdings, Inc.	350,520	51,841,908
		460,979,016
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	147,689	4,745,248
AmerisourceBergen Corp.	259,474	22,200,595
Cardinal Health, Inc.	499,428	25,575,708
Centene Corp. (a)	987,970	62,054,396
Chemed Corp.	26,560	12,404,582
Covetrus, Inc. (a)(b)	163,937	2,016,425
DaVita HealthCare Partners, Inc. (a)	169,232	13,516,560
Encompass Health Corp.	167,230	12,881,727
Guardant Health, Inc. (a)	62,974	4,788,543
Henry Schein, Inc. (a)	249,928	17,230,036
Laboratory Corp. of America Holdings (a)	165,283	28,990,638
McKesson Corp.	307,854	43,903,059
MEDNAX, Inc. (a)	138,513	3,195,495
Molina Healthcare, Inc. (a)	106,421	13,086,590
Premier, Inc. (a)(b)	104,859	3,645,947
Quest Diagnostics, Inc.	229,328	25,379,730
Universal Health Services, Inc. Class B	133,646	18,324,203
		313,939,482
Health Care Technology - 0.5%
Cerner Corp.	533,804	38,343,141
Change Healthcare, Inc. (b)	81,831	1,270,017
Veeva Systems, Inc. Class A (a)	223,854	32,819,235
		72,432,393
Life Sciences Tools & Services - 1.8%
Adaptive Biotechnologies Corp.	27,761	830,193
Agilent Technologies, Inc.	529,843	43,743,838
Avantor, Inc.	537,834	9,933,794
Bio-Rad Laboratories, Inc. Class A (a)	36,238	13,079,019
Bio-Techne Corp.	64,007	13,439,550
Bruker Corp.	174,767	8,645,723
Charles River Laboratories International, Inc. (a)	82,212	12,708,331
IQVIA Holdings, Inc. (a)	301,772	46,850,103
Mettler-Toledo International, Inc. (a)	41,041	31,075,424
PerkinElmer, Inc.	188,237	17,408,158
PRA Health Sciences, Inc. (a)	107,328	10,873,400
QIAGEN NV (a)	377,778	12,761,341
Waters Corp. (a)	109,069	24,408,552
		245,757,426
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	247,786	15,139,725
Elanco Animal Health, Inc. (a)	676,977	20,918,589
Horizon Pharma PLC (a)	317,694	10,957,266
Jazz Pharmaceuticals PLC (a)	94,564	13,555,749
Mylan NV (a)	878,560	18,818,755
Nektar Therapeutics (a)	285,548	5,679,550
Perrigo Co. PLC	215,519	12,293,204
		97,362,838

TOTAL HEALTH CARE		1,390,612,938

INDUSTRIALS - 13.9%
Aerospace & Defense - 2.1%
Arconic, Inc.	656,148	19,651,633
BWX Technologies, Inc.	162,190	10,313,662
Curtiss-Wright Corp.	72,590	10,556,764
Harris Corp.	377,427	83,535,918
HEICO Corp.	66,315	8,118,945
HEICO Corp. Class A	130,545	12,551,902
Hexcel Corp.	144,636	10,734,884
Huntington Ingalls Industries, Inc.	68,394	17,850,834
Spirit AeroSystems Holdings, Inc. Class A	175,810	11,483,909
Teledyne Technologies, Inc. (a)	61,059	22,290,199
Textron, Inc.	393,253	18,062,110
TransDigm Group, Inc.	84,048	54,066,397
		279,217,157
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	229,865	16,600,850
Expeditors International of Washington, Inc.	293,365	21,427,380
XPO Logistics, Inc. (a)	156,401	13,907,177
		51,935,407
Airlines - 0.6%
Alaska Air Group, Inc.	205,997	13,305,346
American Airlines Group, Inc.	672,375	18,046,545
Copa Holdings SA Class A	53,200	5,211,472
JetBlue Airways Corp. (a)	492,424	9,764,768
United Continental Holdings, Inc. (a)	395,734	29,600,903
		75,929,034
Building Products - 0.8%
A.O. Smith Corp.	231,929	9,901,049
Allegion PLC	158,486	20,495,410
Armstrong World Industries, Inc.	83,316	8,359,094
Fortune Brands Home & Security, Inc.	238,111	16,360,607
Lennox International, Inc.	59,871	13,948,746
Masco Corp.	486,603	23,123,375
Owens Corning	183,442	11,096,407
Resideo Technologies, Inc. (a)	209,387	2,131,560
		105,416,248
Commercial Services & Supplies - 1.1%
ADT, Inc. (b)	185,706	1,151,377
Cintas Corp.	142,937	39,875,135
Clean Harbors, Inc. (a)	88,108	7,244,240
Copart, Inc. (a)	343,293	34,830,508
IAA Spinco, Inc. (a)	226,568	10,707,604
KAR Auction Services, Inc.	219,805	4,620,301
Republic Services, Inc.	364,258	34,622,723
Rollins, Inc.	241,104	9,149,897
Stericycle, Inc. (a)(b)	152,658	9,568,603
		151,770,388
Construction & Engineering - 0.4%
AECOM (a)	266,239	12,840,707
Fluor Corp.	237,314	4,245,547
Jacobs Engineering Group, Inc.	225,530	20,868,291
Quanta Services, Inc.	240,513	9,416,084
Valmont Industries, Inc.	36,036	5,119,274
		52,489,903
Electrical Equipment - 0.9%
Acuity Brands, Inc.	67,563	7,963,651
AMETEK, Inc.	388,090	37,702,944
GrafTech International Ltd. (b)	103,974	1,115,641
Hubbell, Inc. Class B	92,560	13,257,369
nVent Electric PLC	258,830	6,444,867
Regal Beloit Corp.	69,659	5,465,445
Rockwell Automation, Inc.	196,656	37,691,089
Sensata Technologies, Inc. PLC (a)	266,679	12,605,916
		122,246,922
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	95,878	14,979,020
Machinery - 4.1%
AGCO Corp.	106,806	7,491,373
Allison Transmission Holdings, Inc.	185,960	8,219,432
Colfax Corp. (a)	158,611	5,576,763
Crane Co.	85,799	7,332,383
Cummins, Inc.	255,615	40,890,732
Donaldson Co., Inc.	215,624	11,180,104
Dover Corp.	247,594	28,188,577
Flowserve Corp.	223,817	10,447,778
Fortive Corp.	504,698	37,817,021
Gardner Denver Holdings, Inc. (a)	224,886	7,940,725
Gates Industrial Corp. PLC (a)(b)	78,597	980,105
Graco, Inc.	281,587	14,966,349
IDEX Corp.	129,163	21,163,358
Ingersoll-Rand PLC	411,247	54,790,438
ITT, Inc.	149,687	10,041,004
Lincoln Electric Holdings, Inc.	100,249	8,940,206
Middleby Corp. (a)	94,602	10,610,560
Nordson Corp.	97,726	16,502,012
Oshkosh Corp.	115,979	9,978,833
PACCAR, Inc.	579,281	42,988,443
Parker Hannifin Corp.	218,542	42,766,484
Pentair PLC	285,561	12,259,134
Snap-On, Inc.	92,695	14,796,903
Stanley Black & Decker, Inc.	258,826	41,238,747
Timken Co.	113,077	5,939,935
Toro Co.	180,480	14,442,010
Trinity Industries, Inc.	172,437	3,505,644
WABCO Holdings, Inc. (a)	87,324	11,845,501
Westinghouse Air Brake Co.	306,370	22,628,488
Woodward, Inc.	94,051	10,939,072
Xylem, Inc.	305,880	24,978,161
		561,386,275
Marine - 0.0%
Kirby Corp. (a)	100,979	7,400,751
Professional Services - 1.7%
CoStar Group, Inc. (a)	61,454	40,128,847
Equifax, Inc.	205,563	30,813,894
IHS Markit Ltd.	676,100	53,317,246
Manpower, Inc.	100,320	9,178,277
Nielsen Holdings PLC	607,354	12,390,022
Robert Half International, Inc.	193,785	11,272,473
TransUnion Holding Co., Inc.	319,511	29,299,159
Verisk Analytics, Inc.	272,514	44,275,350
		230,675,268
Road & Rail - 0.8%
AMERCO	15,150	5,624,741
J.B. Hunt Transport Services, Inc.	145,326	15,685,035
Kansas City Southern	168,596	28,440,459
Knight-Swift Transportation Holdings, Inc. Class A	210,435	7,802,930
Landstar System, Inc.	67,262	7,449,267
Lyft, Inc.	325,013	15,431,617
Old Dominion Freight Lines, Inc.	110,782	21,738,752
Ryder System, Inc.	88,181	4,207,997
Schneider National, Inc. Class B	93,912	2,091,420
		108,472,218
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	180,252	7,740,021
Fastenal Co.	975,864	34,038,136
HD Supply Holdings, Inc. (a)	284,798	11,602,671
MSC Industrial Direct Co., Inc. Class A	74,070	5,041,945
United Rentals, Inc. (a)	128,405	17,423,274
Univar, Inc. (a)	288,247	6,211,723
W.W. Grainger, Inc.	73,745	22,320,399
Watsco, Inc.	55,433	9,640,907
WESCO International, Inc. (a)	70,809	3,427,864
		117,446,940
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	124,552	5,493,989

TOTAL INDUSTRIALS		1,884,859,520

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	101,235	22,609,825
Ciena Corp. (a)	264,531	10,758,476
CommScope Holding Co., Inc. (a)	324,128	3,949,500
EchoStar Holding Corp. Class A (a)	83,593	3,335,779
F5 Networks, Inc. (a)	103,938	12,692,909
Juniper Networks, Inc.	567,540	13,019,368
Motorola Solutions, Inc.	292,478	51,768,606
Ubiquiti, Inc.	14,758	2,411,752
ViaSat, Inc. (a)	95,913	6,104,862
		126,651,077
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	498,107	49,546,703
Arrow Electronics, Inc. (a)	138,060	10,484,276
Avnet, Inc.	170,242	6,212,131
CDW Corp.	243,424	31,754,661
Cognex Corp.	279,930	14,268,032
Coherent, Inc. (a)	40,867	5,779,820
Corning, Inc.	1,292,666	34,501,256
Dolby Laboratories, Inc. Class A	107,407	7,447,601
FLIR Systems, Inc.	230,413	11,875,486
IPG Photonics Corp. (a)	60,596	7,736,291
Jabil, Inc.	254,143	9,883,621
Keysight Technologies, Inc. (a)	320,399	29,793,903
Littelfuse, Inc.	40,289	7,127,527
National Instruments Corp.	222,161	9,915,045
SYNNEX Corp.	70,505	9,712,769
Trimble, Inc. (a)	429,950	18,281,474
Zebra Technologies Corp. Class A (a)	91,181	21,794,083
		286,114,679
IT Services - 5.7%
Akamai Technologies, Inc. (a)	270,377	25,239,693
Alliance Data Systems Corp.	68,918	7,084,081
Amdocs Ltd.	231,077	16,625,990
Black Knight, Inc. (a)	245,108	16,402,627
Booz Allen Hamilton Holding Corp. Class A	232,788	18,166,776
Broadridge Financial Solutions, Inc.	194,241	23,143,815
CACI International, Inc. Class A (a)	41,922	11,211,620
CoreLogic, Inc.	135,418	6,296,937
DXC Technology Co.	437,101	13,934,780
EPAM Systems, Inc. (a)	88,481	20,186,055
Euronet Worldwide, Inc. (a)	85,289	13,444,958
Fiserv, Inc. (a)	964,278	114,372,987
FleetCor Technologies, Inc. (a)	145,623	45,904,738
Gartner, Inc. (a)	149,024	23,960,079
Genpact Ltd.	318,955	14,120,138
Global Payments, Inc.	509,470	99,575,912
GoDaddy, Inc. (a)	291,940	19,621,287
Jack Henry & Associates, Inc.	131,224	19,623,237
Leidos Holdings, Inc.	228,162	22,923,436
MongoDB, Inc. Class A (a)	71,390	11,701,535
Okta, Inc. (a)	179,019	22,923,383
Paychex, Inc.	548,480	47,043,130
Sabre Corp.	469,231	10,107,236
Square, Inc. (a)	587,192	43,857,370
Switch, Inc. Class A	100,407	1,606,512
The Western Union Co.	714,593	19,222,552
Twilio, Inc. Class A (a)(b)	209,179	26,009,317
VeriSign, Inc. (a)	176,822	36,803,731
WEX, Inc. (a)	73,456	15,934,076
		767,047,988
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	1,762,681	82,846,007
Cree, Inc. (a)	184,148	8,561,041
Cypress Semiconductor Corp.	629,085	14,676,553
Entegris, Inc.	229,804	11,894,655
First Solar, Inc. (a)	140,784	6,980,071
KLA-Tencor Corp.	272,243	45,121,555
Lam Research Corp.	246,660	73,556,479
Marvell Technology Group Ltd.	1,133,576	27,251,167
Maxim Integrated Products, Inc.	463,389	27,858,947
Microchip Technology, Inc.	397,119	38,711,160
MKS Instruments, Inc.	92,199	9,664,299
Monolithic Power Systems, Inc.	71,359	12,214,520
ON Semiconductor Corp. (a)	696,156	16,116,011
Qorvo, Inc. (a)	198,197	20,981,134
Skyworks Solutions, Inc.	290,527	32,873,130
Teradyne, Inc.	284,763	18,791,510
Universal Display Corp.	72,782	12,822,005
Xilinx, Inc.	434,401	36,698,196
		497,618,440
Software - 5.3%
2U, Inc. (a)(b)	94,335	1,868,776
Alteryx, Inc. Class A (a)(b)	77,618	10,825,382
Anaplan, Inc. (a)	146,020	8,409,292
ANSYS, Inc. (a)	142,771	39,166,368
Aspen Technology, Inc. (a)	116,417	13,851,295
Atlassian Corp. PLC (a)	200,441	29,464,827
Avalara, Inc. (a)	79,799	6,794,087
Cadence Design Systems, Inc. (a)	475,151	34,263,139
CDK Global, Inc.	207,907	11,160,448
Cerence, Inc. (a)	62,071	1,325,216
Ceridian HCM Holding, Inc. (a)	159,066	11,657,947
Citrix Systems, Inc.	212,021	25,701,186
Coupa Software, Inc. (a)	106,894	17,225,968
DocuSign, Inc. (a)	264,524	20,767,779
Dropbox, Inc. Class A (a)	360,350	6,133,157
Dynatrace, Inc.	109,068	3,414,919
Elastic NV (a)	77,505	5,028,524
Fair Isaac Corp. (a)	48,383	19,468,352
FireEye, Inc. (a)	341,086	5,450,554
Fortinet, Inc. (a)	244,495	28,204,943
Guidewire Software, Inc. (a)	141,253	15,890,963
HubSpot, Inc. (a)	69,119	12,506,392
LogMeIn, Inc.	81,844	7,036,129
Manhattan Associates, Inc. (a)	108,878	9,304,714
Medallia, Inc. (b)	27,703	781,779
New Relic, Inc. (a)	84,892	5,603,721
Nortonlifelock, Inc.	989,046	28,108,687
Nuance Communications, Inc. (a)	488,793	9,247,964
Nutanix, Inc. Class A (a)	288,787	9,376,914
Pagerduty, Inc. (b)	71,969	1,678,317
Palo Alto Networks, Inc. (a)	161,884	38,007,126
Parametric Technology Corp. (a)	177,457	14,750,226
Paycom Software, Inc. (a)	84,068	26,747,075
Paylocity Holding Corp. (a)	58,884	8,355,051
Pegasystems, Inc.	64,750	5,582,098
Pluralsight, Inc. (a)	106,216	2,059,528
Proofpoint, Inc. (a)	95,198	11,691,266
RealPage, Inc. (a)	135,760	7,921,596
RingCentral, Inc. (a)	127,088	26,126,751
Smartsheet, Inc. (a)	148,573	7,202,819
SolarWinds, Inc. (a)(b)	75,649	1,431,279
Splunk, Inc. (a)	263,405	40,896,260
SS&C Technologies Holdings, Inc.	378,276	23,835,171
Synopsys, Inc. (a)	254,576	37,552,506
Teradata Corp. (a)	190,083	4,626,620
The Trade Desk, Inc. (a)(b)	66,836	17,990,914
Tyler Technologies, Inc. (a)	65,534	21,212,045
Zendesk, Inc. (a)	188,736	16,306,790
Zscaler, Inc. (a)(b)	107,429	6,025,693
		718,038,553
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	2,231,783	31,088,737
NCR Corp. (a)	217,825	7,345,059
NetApp, Inc.	408,326	21,804,608
Pure Storage, Inc. Class A (a)	396,396	7,055,849
Western Digital Corp.	508,352	33,297,056
Xerox Holdings Corp.	305,831	10,878,409
		111,469,718

TOTAL INFORMATION TECHNOLOGY		2,506,940,455

MATERIALS - 4.9%
Chemicals - 1.8%
Albemarle Corp. U.S. (b)	179,635	14,421,098
Ashland Global Holdings, Inc. (b)	102,789	7,604,330
Axalta Coating Systems Ltd. (a)	352,309	10,150,022
Cabot Corp.	95,673	3,812,569
Celanese Corp. Class A	206,058	21,327,003
CF Industries Holdings, Inc.	372,315	14,996,848
Corteva, Inc.	1,282,184	37,080,761
Eastman Chemical Co.	233,543	16,644,610
Element Solutions, Inc. (a)	374,043	4,376,303
FMC Corp.	221,014	21,126,728
Huntsman Corp.	367,433	7,554,422
International Flavors & Fragrances, Inc. (b)	182,275	23,898,075
NewMarket Corp.	11,727	5,155,424
Olin Corp.	270,391	4,020,714
RPM International, Inc.	217,911	15,552,308
The Chemours Co. LLC	277,469	3,848,495
The Mosaic Co.	590,140	11,708,378
The Scotts Miracle-Gro Co. Class A	67,518	8,287,159
Valvoline, Inc.	320,608	6,758,417
W.R. Grace & Co.	97,358	6,558,035
Westlake Chemical Corp.	60,173	3,682,588
		248,564,287
Construction Materials - 0.5%
Eagle Materials, Inc.	71,353	6,505,253
Martin Marietta Materials, Inc.	106,635	28,130,313
Vulcan Materials Co.	224,536	31,801,034
		66,436,600
Containers & Packaging - 1.4%
Aptargroup, Inc.	109,323	12,627,900
Ardagh Group SA	30,547	582,837
Avery Dennison Corp.	142,225	18,665,609
Ball Corp.	551,591	39,813,838
Berry Global Group, Inc. (a)	224,939	9,564,406
Crown Holdings, Inc. (a)	222,077	16,440,360
Graphic Packaging Holding Co.	493,593	7,714,859
International Paper Co.	671,973	27,362,741
O-I Glass, Inc.	263,430	3,324,487
Packaging Corp. of America	159,664	15,287,828
Sealed Air Corp.	265,526	9,426,173
Silgan Holdings, Inc.	131,820	4,067,965
Sonoco Products Co.	169,577	9,689,630
WestRock Co.	434,643	16,951,077
		191,519,710
Metals & Mining - 1.2%
Alcoa Corp. (a)	315,458	4,400,639
Freeport-McMoRan, Inc.	2,473,182	27,452,320
Newmont Corp.	1,397,053	62,951,208
Nucor Corp.	521,296	24,756,347
Reliance Steel & Aluminum Co.	111,124	12,757,035
Royal Gold, Inc.	111,493	12,857,373
Steel Dynamics, Inc.	351,839	10,512,949
United States Steel Corp.	288,108	2,613,140
		158,301,011
Paper & Forest Products - 0.0%
Domtar Corp.	96,567	3,362,463

TOTAL MATERIALS		668,184,071

REAL ESTATE - 9.7%
Equity Real Estate Investment Trusts (REITs) - 9.3%
Alexandria Real Estate Equities, Inc.	194,274	31,705,517
American Campus Communities, Inc.	233,348	10,703,673
American Homes 4 Rent Class A	438,939	11,996,203
Americold Realty Trust	327,615	11,292,889
Apartment Investment & Management Co. Class A	251,966	13,281,128
Apple Hospitality (REIT), Inc.	356,373	5,352,722
AvalonBay Communities, Inc.	237,677	51,502,229
Boston Properties, Inc.	264,058	37,852,714
Brandywine Realty Trust (SBI)	295,546	4,616,429
Brixmor Property Group, Inc.	506,654	10,112,814
Brookfield Property REIT, Inc. Class A (b)	112,165	2,070,566
Camden Property Trust (SBI)	159,146	17,892,785
Colony Capital, Inc.	811,611	3,790,223
Columbia Property Trust, Inc.	197,861	4,174,867
CoreSite Realty Corp.	63,698	7,481,330
Corporate Office Properties Trust (SBI)	191,603	5,704,021
Cousins Properties, Inc.	248,452	10,169,140
CubeSmart	327,903	10,384,688
CyrusOne, Inc.	191,112	11,629,165
Digital Realty Trust, Inc.	354,896	43,648,659
Douglas Emmett, Inc.	283,270	11,755,705
Duke Realty Corp.	628,912	22,835,795
Empire State Realty Trust, Inc.	254,218	3,447,196
EPR Properties	132,384	9,448,246
Equity Commonwealth	204,792	6,715,130
Equity Lifestyle Properties, Inc.	295,848	21,522,942
Equity Residential (SBI)	624,314	51,868,007
Essex Property Trust, Inc.	111,700	34,600,192
Extra Space Storage, Inc.	214,637	23,756,023
Federal Realty Investment Trust (SBI)	127,235	15,906,920
Gaming & Leisure Properties	345,150	16,310,063
HCP, Inc.	840,350	30,244,197
Healthcare Trust of America, Inc.	351,015	11,243,010
Highwoods Properties, Inc. (SBI)	174,112	8,724,752
Hospitality Properties Trust (SBI)	277,037	5,978,458
Host Hotels & Resorts, Inc.	1,215,861	19,867,169
Hudson Pacific Properties, Inc.	261,543	9,504,473
Invitation Homes, Inc.	912,586	28,719,081
Iron Mountain, Inc.	486,494	15,378,075
JBG SMITH Properties	208,397	8,450,498
Kilroy Realty Corp.	177,320	14,641,312
Kimco Realty Corp.	688,546	13,116,801
Lamar Advertising Co. Class A	145,186	13,474,713
Liberty Property Trust (SBI)	266,386	16,689,083
Life Storage, Inc.	78,959	8,936,580
Medical Properties Trust, Inc.	877,292	19,432,018
Mid-America Apartment Communities, Inc.	193,793	26,590,338
National Retail Properties, Inc.	291,542	16,326,352
Omega Healthcare Investors, Inc.	371,282	15,575,280
Outfront Media, Inc.	242,811	7,221,199
Paramount Group, Inc.	331,632	4,662,746
Park Hotels & Resorts, Inc.	407,477	8,940,045
Rayonier, Inc.	220,297	6,692,623
Realty Income Corp.	556,694	43,650,377
Regency Centers Corp.	285,283	17,698,957
Retail Properties America, Inc.	365,205	4,437,241
SBA Communications Corp. Class A	191,528	47,797,728
SITE Centers Corp.	255,339	3,245,359
SL Green Realty Corp.	136,273	12,542,567
Spirit Realty Capital, Inc.	169,069	8,923,462
Store Capital Corp.	365,210	14,334,493
Sun Communities, Inc.	154,468	25,050,076
Taubman Centers, Inc.	99,576	2,630,798
The Macerich Co.	241,671	5,391,680
UDR, Inc.	495,857	23,756,509
Ventas, Inc.	636,269	36,814,524
VEREIT, Inc.	1,823,562	17,797,965
VICI Properties, Inc.	788,769	21,139,009
Vornado Realty Trust	296,032	19,470,025
Weingarten Realty Investors (SBI)	206,894	6,020,615
Welltower, Inc.	692,236	58,777,759
Weyerhaeuser Co.	1,272,560	36,840,612
WP Carey, Inc.	291,747	24,541,758
		1,264,798,298
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	571,318	34,878,964
Howard Hughes Corp. (a)	68,348	8,316,585
Jones Lang LaSalle, Inc.	87,627	14,880,817
		58,076,366

TOTAL REAL ESTATE		1,322,874,664

UTILITIES - 7.2%
Electric Utilities - 3.1%
Alliant Energy Corp.	411,731	24,440,352
Avangrid, Inc.	96,262	5,126,914
Edison International	598,213	45,793,205
Entergy Corp.	339,388	44,636,310
Evergy, Inc.	388,514	28,035,170
Eversource Energy	553,194	51,137,253
FirstEnergy Corp.	922,418	46,849,610
Hawaiian Electric Industries, Inc.	184,317	9,014,944
IDACORP, Inc.	85,486	9,590,674
OGE Energy Corp.	340,770	15,624,305
PG&E Corp. (a)	903,736	13,745,825
Pinnacle West Capital Corp.	192,633	18,818,318
PPL Corp.	1,235,362	44,707,751
Xcel Energy, Inc.	895,404	61,953,003
		419,473,634
Gas Utilities - 0.3%
Atmos Energy Corp.	199,323	23,326,771
National Fuel Gas Co.	139,768	6,036,580
UGI Corp.	357,411	14,864,723
		44,228,074
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	430,568	15,883,654
The AES Corp.	1,132,281	22,487,101
Vistra Energy Corp.	723,359	16,290,045
		54,660,800
Multi-Utilities - 2.9%
Ameren Corp.	418,238	34,316,428
CenterPoint Energy, Inc.	858,145	22,723,680
CMS Energy Corp.	483,203	33,104,238
Consolidated Edison, Inc.	568,447	53,434,018
DTE Energy Co.	316,404	41,958,334
MDU Resources Group, Inc.	339,813	10,061,863
NiSource, Inc.	638,504	18,714,552
Public Service Enterprise Group, Inc.	862,182	51,041,174
Sempra Energy	481,967	77,423,179
WEC Energy Group, Inc.	538,799	53,820,632
		396,598,098
Water Utilities - 0.5%
American Water Works Co., Inc.	308,345	41,996,589
Aqua America, Inc.	368,820	19,156,511
		61,153,100

TOTAL UTILITIES		976,113,706

TOTAL COMMON STOCKS
(Cost $11,587,367,958)		13,571,831,338
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $897,879)	900,000	898,290
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund 1.58% (d)	24,673,607	$24,678,542
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	195,347,249	195,366,784
TOTAL MONEY MARKET FUNDS
(Cost $220,039,230)		220,045,326
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $11,808,305,067)		13,792,774,954
NET OTHER ASSETS (LIABILITIES) - (1.5)%(f)		(202,588,477)
NET ASSETS - 100%		$13,590,186,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	140	March 2020	$28,098,000	$(404,894)	$(404,894)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $898,290.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

 (f) Includes $319,572 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$625,016
Fidelity Securities Lending Cash Central Fund	1,494,062
Total	$2,119,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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